Investment Objectives and Goals	Jul. 29, 2025
BRANDES INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Brandes International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brandes International Equity Fund (the “International Equity Fund” or “Fund”) seeks long term capital appreciation.
BRANDES GLOBAL EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Brandes Global Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brandes Global Equity Fund (the “Global Equity Fund” or “Fund”) seeks long term capital appreciation.
BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Brandes Emerging Markets Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brandes Emerging Markets Value Fund (the “Emerging Markets Value Fund” or “Fund”) seeks long term capital appreciation.
BRANDES INTERNATIONAL SMALL CAP EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Brandes International Small Cap Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brandes International Small Cap Equity Fund (the “International Small Cap Equity Fund” or “Fund”) seeks long term capital appreciation.
BRANDES SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Brandes Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brandes Small Cap Value Fund (the “Small Cap Value Fund” or “Fund”) seeks long term capital appreciation.
BRANDES CORE PLUS FIXED INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Brandes Core Plus Fixed Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brandes Core Plus Fixed Income Fund (the “Core Plus Fund” or “Fund”) seeks to maximize long-term total return, consisting of both current income and capital appreciation.
BRANDES SEPARATELY MANAGED ACCOUNT RESERVE TRUST
Prospectus [Line Items]
Risk/Return [Heading]	Brandes Separately Managed Account Reserve Trust
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Brandes Separately Managed Account Reserve Trust (the “Separately Managed Account Reserve Trust” or “Fund”) seeks to maximize long-term total return.